Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 237,638
Property, plant and equipment at end of period	192,052	$ 237,638
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	493,317	474,599
Additions	23,699	22,481
Transfers and disposals	(4,059)	(3,763)
Property, plant and equipment at end of period	512,957	493,317
Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(255,679)	(214,858)
Depreciation and amortization	(44,799)	(42,045)
Transfers and disposals	1,373	1,224
Impairment	(21,800)
Property, plant and equipment at end of period	(320,905)	(255,679)
Land and Buildings [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	67,140
Property, plant and equipment at end of period	47,994	67,140
Land and Buildings [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	133,122	128,284
Additions	0	73
Transfers and disposals	1,276	4,765
Property, plant and equipment at end of period	134,398	133,122
Land and Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(65,982)	(60,509)
Depreciation and amortization	(8,347)	(5,230)
Transfers and disposals	226	(243)
Impairment	(12,301)
Property, plant and equipment at end of period	(86,404)	(65,982)
Machinery and Equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	144,868
Property, plant and equipment at end of period	118,546	144,868
Machinery and Equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	325,230	316,048
Additions	6,295	5,399
Transfers and disposals	10,374	3,783
Property, plant and equipment at end of period	341,899	325,230
Machinery and Equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(180,362)	(146,174)
Depreciation and amortization	(34,556)	(35,641)
Transfers and disposals	961	1,453
Impairment	(9,396)
Property, plant and equipment at end of period	(223,353)	(180,362)
Assets under Construction [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	21,815
Property, plant and equipment at end of period	21,949	21,815
Assets under Construction [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	21,815	17,885
Additions	17,281	16,475
Transfers and disposals	(17,147)	(12,545)
Property, plant and equipment at end of period	21,949	21,815
Assets under Construction [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	0
Depreciation and amortization	0	0
Transfers and disposals	0	0
Impairment	0
Property, plant and equipment at end of period	0	0
Other property, plant and equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	3,815
Property, plant and equipment at end of period	3,563	3,815
Other property, plant and equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	13,150	12,382
Additions	123	534
Transfers and disposals	1,438	234
Property, plant and equipment at end of period	14,711	13,150
Other property, plant and equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(9,335)	(8,175)
Depreciation and amortization	(1,896)	(1,174)
Transfers and disposals	186	14
Impairment	(103)
Property, plant and equipment at end of period	$ (11,148)	$ (9,335)